Share Incentive Plan - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Aug. 24, 2018	Oct. 31, 2017
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized share-based compensation expenses	$ 0
Employee Stock Option
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares granted	0
2017 Share Incentive Plan | Additional Ordinary Share
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares approved for grant		345,503	483,846
Common Stock, Capital Shares Reserved for Future Issuance		829,349